Financial liabilities - Change in financial liabilities (Details) € in Thousands	3 Months Ended
Mar. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Gross Proceeds From Non-Convertible Loans Notes	€ 24,625
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	875
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	540
Kreos & Claret Financing, Tranche A-B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	€ 500